SCHEDULE OF TOTAL DEPRECIATION AND AMORTIZATION OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,966	$ 2,153
Amortization	438	438
Total depreciation and amortization	$ 2,404	$ 2,591